Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2022

	Shares	Fair Value
Common Stock - 96.9%
Diversified Renewable Generation - 1.8%
Renew Energy Global plc(1)(2)	33,679	$266,064

Electric Vehicle Charging - 2.5%
ChargePoint Holdings, Inc.(2)	26,257	381,252

Electric Vehicle OEM - 3.9%
Nio, Inc.(1)(2)	13,000	296,920
Rivian Automotive, Inc.(2)	4,308	291,048
		587,968
Energy Metering & Management - 7.4%
Fluence Energy, Inc.(2)	35,436	479,449
Generac Holdings, Inc.(2)	960	302,851
Stem, Inc.(2)	35,000	333,200
		1,115,500
Hydrogen Equipment - 0.9%
Nel ASA(1)(2)	77,000	139,880

Industrials - 3.9%
Plug Power, Inc.(2)	23,216	587,133

Metering & Pumps - 1.9%
Xylem, Inc.	3,154	280,548

New Energy Vehicle - 7.6%
NIU Technologies(1)(2)	16,000	199,040
Tesla, Inc.(2)	1,078	938,324
		1,137,364
Other Renewable Generation - 0.9%
FuelCell Energy, Inc.(2)	22,686	136,116

Power Semiconductor - 0.8%
Infineon Technology(1)	3,233	111,451

Semiconductor Manufacturing - 1.2%
Wolfspeed, Inc.(2)	1,700	174,624

Smart Grid - 2.2%
Itron, Inc.(2)	5,330	254,081
Landis & Gyr Group(1)	1,204	78,704
		332,785
Solar Developer - 5.5%
Azure Power Global Ltd.(1)(2)	38,000	628,900
Sunnova Energy International, Inc.(2)	9,329	187,979
		816,879
Solar Energy Equipment - 23.3%
Array Technologies Inc.(2)	32,698	367,526
Enphase Energy, Inc.(2)	4,958	826,499
First Solar, Inc.(2)	2,797	210,586
Maxeon Solar Technologies Ltd.(1)(2)	21,000	227,640
Schneider Electric(1)	1,608	49,398
Shoals Technology Group, Inc.(2)	17,872	282,556
Solaredge Technologies, Inc.(2)	3,000	958,260
Sunrun, Inc.(2)	20,960	571,789
		3,494,254
Solar Generation - 4.5%
Solaria Energia y Medio Ambiente, S.A.(1)(2)	36,339	676,981

Utilities - 6.1%
Enel S.p.A.(1)	37,809	279,754
NextEra Energy, Inc.	6,415	502,102
RWE AG(1)	2,879	133,933
		915,789
Water Tech & Equipment - 1.9%
Energy Recovery, Inc.(2)	6,663	126,597
Evoqua Water Technologies Corporation(2)	3,708	158,183
		284,780
Wind Energy Equipment - 2.3%
Vestas Wind System(1)	10,371	340,071

Wind Equipment - 2.7%
Siemens Gamesa Renewable Energy S.A.(1)(2)	17,078	396,954

YieldCo - 15.6%
Atlantica Sustainable Infrastructure plc(1)	21,825	736,594
Clearway Energy, Inc.	21,894	731,260
Innergex Renewable Energy(1)	11,719	170,399
NextEra Energy Partners, L.P.	9,000	702,090
		2,340,343
Total Common Stock (Cost $15,398,346)		$14,516,736

Short-Term Investments - Investment Companies - 3.0%
First American Government Obligations Fund - Class X, 0.01%(3)	227,038	$227,038
First American Treasury Obligations Fund - Class X, 0.03%(3)	227,038	227,038
Total Short-Term Investments (Cost $454,076)		$454,076

Total Investments - 99.9% (Cost $15,852,422)		$14,970,812
Other Assets in Excess of Liabilities - 0.1%		18,289
Total Net Assets Applicable to Unitholders - 100.0%		$14,989,101

Percentages are stated as a percent of net assets.
(1)		Foreign issued security. Foreign concentration is as follows: Spain 7.16%, United Kingdom 6.69%, and Mauritius 4.20%.
(2)		No distribution or dividend was made during the period ended February 28, 2022. As such, it is classified as a non-income producing security as of February 28, 2022.
(3)		Rate reported is the current yield as of February 28, 2022.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$14,516,736	$14,516,736	$-	$-
Total Equity Securities	14,516,736	14,516,736	-	-
Other
Short Term Investments (a)	454,076	454,076	-	-
Total Other	454,076	454,076	-	-
Total Assets	$14,970,812	$14,970,812	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2022.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2022.